UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     452 Fifth Avenue
             HSBC Tower, 29th Floor
             NEW YORK, NEW YORK  10018

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             PETER ZAYFERT
Title:            EXECUTIVE VICE PRESIDENT
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


/s/ Peter Zayfert
------------------------------   ------------------------  ---------------------
   PETER ZAYFERT                    NEW YORK, NEW YORK        November 10, 2005
   EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            28

Form 13F Information Table Value Total:            $97,993
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.          Form 13F File Number          Name

       1            28-10204                      FLETCHER INTERNATIONAL, LTD.

                                                      FORM 13F INFORMATION TABLE

                                                        Fair       Shares                                      Voting Authority
                                                       Market        or                                       ------------------
                               Title of      CUSIP     Value      Principal  SH/  Put/  Investment   Other    (A)    (B)    (C)
     Name of Issuer             Class        Number   (x$1,000)    Amount    PRN  Call  Discretion  Managers  Sole  Shared  None
-----------------------      -----------   ---------  ---------   ---------  ---  ----  ----------  --------  ----  ------  ----
Allied Waste Inds Inc        COM           019589308        62       7,300   SH          Defined      1         X
Cal Dive Int Inc             COM           127914109    17,273     272,400   SH          Defined      1         X
Casella Waste Sys Inc        CL A          147448104        95       7,200   SH          Defined      1         X
Champion Enterprises Inc     COM           158496109       118       8,000   SH          Defined      1         X
Cooper Cameron Corp          COM           216640102     2,025      27,390   SH          Defined      1         X
Devry Inc DEL                COM           251893103       116       6,100   SH          Defined      1         X
Euronet Worldwide Inc.       COM           298736109        98       3,300   SH          Defined      1         X
Faro Technologies Inc        COM           311642102       505      25,900   SH          Defined      1         X
FLIR Sys Inc                 COM           302445101       716      24,200   SH          Defined      1         X
Input/Output Inc             COM           457652105     1,492     187,000   SH          Defined      1         X
Ishares TR                   Russell       464287655    12,780     192,500   SH   Put    Defined      1         X
                             2000
ITT Educational Services     COM           45068B109       109       2,200   SH          Defined      1         X
Inc
Mechanical Technology Inc    COM           583538103     1,929     499,700   SH          Defined      1         X
Newpark Res Inc              COM           651718504    28,243   3,354,276   SH          Defined      1         X
Oceaneering Int Inc          COM           675232102       385       7,200   SH          Defined      1         X
Oil Service HOLDRS TR        Depostry      678002106     9,295      74,960   SH          Defined      1         X
                             Rcpt
Oil Service HOLDRS TR        Depostry      678002106    14,756     119,000   SH   Call   Defined      1
                             Rcpt
Oil Sts Intl Inc             COM           678026105       494      13,600   SH          Defined      1         X
Orbotech Ltd                 ORD           M75253100       818      32,700   SH          Defined      1         X
NASDAQ 100 TR                Unit Ser 1    631100104     1,736      44,000   SH          Defined                X
Plug Power Inc               COM           72919P103        99      14,500   SH          Defined      1         X
SPDR TR                      Unit Ser 1    78462F103     3,532      28,708   SH          Defined      1         X
SPDR TR                      Unit Ser 1    78462F103        55         444   SH          Defined                X
Superior Energy Svcs Inc     COM           868157108       485      21,000   SH          Defined      1         X
Tetra Tech Inc NEW           COM           88162G103        67       4,000   SH          Defined      1         X
TRC Cos Inc                  COM           872625108       184      11,786   SH          Defined      1         X
Waste Connections Inc        COM           941053100       137       3,900   SH          Defined      1         X
W-H Energy Svcs Inc          COM           92925E108       389      12,000   SH          Defined      1         X
